NON-CONTROLLING INTEREST	12 Months Ended
Jun. 30, 2026
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

NOTE 25. NON-CONTROLLING INTEREST

Non-controlling interest consisted of the following:

	As of June 30, 2025
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	FGS	MSJ	Total	Total
	RMB	RMB	RMB	RMB	RMB		RMB	US Dollars
Paid-in capital	¥926,592	¥200,000	¥4,805,000	¥—	¥—	¥—	¥5,931,592	$828,018
Capital contribution receivable due from non-controlling Interest	—	—	—	—	(48,870,000)	—	(48,870,000)	(6,821,988)
Unappropriated retained earnings (deficit)	3,477,493	3,616,001	(8,498,212)	(1,452,105)	(2,329,068)	(92,769)	(5,278,660)	(736,873)
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	—	—	(30,703)	(4,286)
Valuation increase shared by minority shareholders	—	—	—	—	34,790,000	—	34,790,000	4,856,497
Total non-controlling interests	¥4,385,235	¥3,804,148	¥(3,693,212)	(1,452,105)	¥(16,409,068)	(92,769)	(13,457,771)	(1,878,632)

	As of June 30, 2026
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	FGS	MSJ	Total	Total
	RMB	RMB	RMB	RMB	RMB		RMB	US Dollars
Paid-in capital	¥926,592	¥200,000	¥4,805,000	¥—	¥—	¥—	¥5,931,592	$874,208
Capital contribution receivable due from non-controlling Interest	—	—	—	—	(48,870,000)	—	(48,870,000)	(7,202,547)
Unappropriated retained earnings (deficit)	3,477,493	3,820,754	(9,090,420)	(1,427,520)	(3,925,453)	(118,462)	(7,263,608)	(1,070,523)
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	—	—	(30,703)	(4,525)
Change of non-controlling interest due to disposal of former subsidiaries’ equity interest	—	—	—	1,427,520	—	118,462	1,545,982	227,849
Valuation increase shared by minority shareholders	—	—	—	—	34,790,000	—	34,790,000	5,127,412
Total non-controlling interests	¥4,385,235	¥4,008,901	¥(4,285,420)	—	¥(18,005,453)	—	(13,896,737)	(2,048,126)